UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Municipal Income Trust

7/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 141.2%
Airport & Port Revenue – 3.0%
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, AGM, 5.75%, 2022	$3,000,000	$3,195,120
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	195,000	199,239
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	375,000	384,300
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	1,365,000	1,367,016
Oklahoma City, OK, Airport Trust Rev., AGM, 5.75%, 2016	3,125,000	3,132,000

		$8,277,675

General Obligations - General Purpose – 0.3%
Luzerne County, PA, AGM, 6.75%, 2023	$870,000	$949,849

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$270,000	$293,428
Guam Government, “A”, 7%, 2039	305,000	332,087

		$625,515

General Obligations - Schools – 0.5%
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%,
2031	$525,000	$174,736
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	183,361
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	320,000	94,778
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	422,158
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	379,602

		$1,254,635

Healthcare Revenue - Hospitals – 44.4%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$541,470
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	2,000,000	2,089,820
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,510,265
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	747,214
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	1,000,000	1,044,910
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,356,270
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	2,260,000	1,956,188
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, ETM, 7.75%, 2010 (c)	160,000	163,232
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	683,716
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	80,000	79,093
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	550,000	447,909
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	670,000	684,680
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	196,277
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	88,553
California Valley Health Systems, COP, 6.875%, 2023 (d)	595,000	327,250
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	115,000	115,715

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	$955,000	$903,411
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	257,023
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	83,015
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
6.25%, 2023	785,000	794,020
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron
Regional Medical Center), 5%, 2032	275,000	214,085
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,064,190
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	734,501
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	898,346
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,347,064
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	1,500,000	1,511,685
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	622,374
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	255,000	266,799
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,369,684
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	135,000	136,083
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	435,000	438,084
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	375,000	377,625
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	958,073
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	233,945
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	271,592
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	170,000	148,017
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	675,257
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	755,000	764,083
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	725,000	729,923
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	697,114
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	390,000	316,009
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,091,806
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	997,349
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,230,670
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	965,000	983,866
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	1,000,000	1,009,350
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	954,690
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	1,839,670
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	373,457
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	660,000	647,460

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	$440,000	$437,967
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	475,000	473,751
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,079,402
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,139,052
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,813,700
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,615,000	1,510,122
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	102,769
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	101,240
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	506,488
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	389,356
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,070,000	1,058,819
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	290,954
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,900,000	1,932,813
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	355,000	357,776
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,355,690
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	925,000	839,761
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	270,000	250,941
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	819,761
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,017,378
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	2,005,500
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	880,484
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	213,597
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,062,281
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	450,151
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.625%, 2010	135,000	136,413
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	175,000	177,179
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,146,996
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	982,432
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	121,506

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	$440,000	$479,728
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	145,000	151,180
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	1,010,000	1,008,566
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	3,002,160
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	94,549
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	364,276
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.25%, 2024	410,000	425,355
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	576,906
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	455,000	458,899
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	257,301
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	153,470
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,156,650
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	455,000	419,983
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,726,339
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,719,013
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,674,975
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,975,000	2,147,299
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	765,000	765,268
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	590,000	536,210
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,705,392
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	564,933
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,913,537
Salida, CO, Hospital District Rev., 5.25%, 2036	1,675,000	1,378,776
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, AMBAC, 12.889%, 2020 (c)(p)	600,000	601,404
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	699,869
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	206,686
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	351,924
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	419,921
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	1,455,000	1,473,348
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	210,875
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	165,000	164,779

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	$560,000	$562,856
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	849,988
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	685,000	688,336
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	672,479
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	263,846
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	398,479
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	60,154
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	839,950
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	1,085,000	1,013,813
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	1,010,837
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	735,000	632,100
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,102,831
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	719,250
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	1,027,700
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,284,363
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	937,769
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	770,513
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	611,184
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	202,279
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	951,382
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,678,230
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,436,736
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,095,000	1,027,679
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	1,000,000	1,085,740
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	201,203
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	170,000	170,053
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,258,263
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	882,104
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,566,045
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,040,020
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,036,777
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	729,832
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	450,000	456,458

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	$750,000	$565,500

		$120,171,481

Healthcare Revenue - Long Term Care – 15.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$175,000	$178,315
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	345,000	309,092
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	910,950
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,490,000	2,886,370
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	421,318
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	274,398
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	149,598
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	185,303
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	160,000	178,594
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	146,370
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	560,000	507,332
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	639,659
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	395,000	348,793
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	1,001,530
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	1,830,000	1,904,829
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	1,170,000	1,199,133
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,407,274
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	839,311
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	326,399
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,068,000
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	300,435
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	869,130
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	175,214
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	130,000	136,432
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	630,000	661,217
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	118,903
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	310,024
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	537,080
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	491,317
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	328,812
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	850,000	829,473

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	$500,000	$501,685
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	582,536
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,145,781
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	407,033
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	434,751
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028	343,000	251,306
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	210,000	211,695
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	1,476
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,030,000	1,130,652
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	667,232
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	755,000	706,189
Iowa Finance Authority, Senior Housing Rev. (Bethany Life Communities), “A”, 5.55%, 2041	230,000	196,698
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	585,000	394,992
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	495,680
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	278,791
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	351,386
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	500,000	560,905
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,115,035
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	255,411
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	61,590
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	150,000	157,392
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	235,505
Montgomery County, PA, Higher Education & Health Authority Rev.
(AHF/Montgomery), 6.875%, 2036	1,180,000	1,026,907
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	213,780
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	412,463
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	451,889
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	600,664
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	1,000,000	743,260
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	204,063
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	297,482
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	271,773
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	405,994
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	84,854
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	245,000	203,019
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	811,562
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	130,000	115,289
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	124,490

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	$515,000	$403,667
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	334,532
St. Johns County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,175,000	1,171,581
Sterling, IL (Hoosier Care), 7.125%, 2034	665,000	580,612
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	490,000	395,626
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	115,000	116,325
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	365,000	314,864
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	780,000	785,054
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,509,330
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	251,811
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	380,279
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	416,636
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	870,213
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	306,085

		$43,588,430

Human Services – 2.5%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$210,000	$126,048
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	325,000	188,523
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,380,000	1,382,456
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	470,490
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	352,868
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,013,705
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	115,639
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	847,000
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	985,710
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	100,000	100,693
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,002,370
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	225,000	225,016

		$6,810,518

Industrial Revenue - Airlines – 8.4%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$660,000	$470,237
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	190,000	142,812

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$385,000	$416,855
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	299,296
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,425,000	1,045,608
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	3,004,173
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	925,000	795,685
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	385,000	385,404
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	2,270,000	2,279,125
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	850,000	853,902
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	1,231,997
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,603,039
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	725,000	740,008
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	6,625,000	6,801,888
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,540,000	2,626,131
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	265,000	271,371

		$22,967,531

Industrial Revenue - Chemicals – 1.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$75,000	$72,683
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,037,470
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	625,756
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,926,854

		$3,662,763

Industrial Revenue - Environmental Services – 2.2%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	695,000	697,530
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	750,000	793,928
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	442,750
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,831,165
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	440,000	442,882
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	1,000,000	1,003,350
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	715,000	687,272

		$5,898,877

Industrial Revenue - Metals – 0.5%
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	$645,000	$529,164

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Metals – continued
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$745,000	$767,216

		$1,296,380

Industrial Revenue - Other – 5.0%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018 (d)	$835,000	$131,763
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030 (a)	440,000	367,941
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	13,387	1,305
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (d)	238,610	23,264
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,660,190
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,009,380
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	87,598
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	356,487
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	700,000	699,937
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
(IAC/InterActiveCorp), 5%, 2035	620,000	553,344
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,302,741
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	594,952
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	2,032,340
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,268,866
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	395,000	416,903
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	1,120,000	1,131,099

		$13,638,110

Industrial Revenue - Paper – 3.0%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$1,002,760
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	155,000	140,898
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,803,184
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	546,625
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	824,908
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	500,000	503,605
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	434,931
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,230,540
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	604,691
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (d)	1,870,000	43,739
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	700,000	14,000

		$8,149,881

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$235,584
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	153,395
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	225,000	230,297
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	700,000	664,811
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	369,599	1,109
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	454,302
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	226,773

		$1,966,271

Miscellaneous Revenue - Other – 4.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$600,000	$615,906
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	214,527
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	220,000	204,169
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	110,000	92,846
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	682,752
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	550,000	414,018
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	160,000	138,056
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	795,000	798,164
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,129,356
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,520,000	1,524,302
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	505,000	460,252
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	477,386
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,875,000	1,956,506
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	1,004,648
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	275,000	270,496
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	170,000	147,592
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	155,000	134,934
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	772,233
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	90,000	79,954

		$11,118,097

Multi-Family Housing Revenue – 2.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), AGM, 5%, 2035	$210,000	$207,919
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	2,059,940
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	437,823
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	510,040
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (q)	1,095,000	693,551
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	679,290
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	1,893,450	1,799,516

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	$445,000	$439,883

		$6,827,962

Sales & Excise Tax Revenue – 0.2%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$190,000	$182,708
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	950,000	369,284

		$551,992

Single Family Housing - Local – 0.7%
Corpus Christi, TX, Housing Finance Authority Rev., Capital Appreciation, “B”, 0%, 2011 (a)	$890,000	$5,367

Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., Capital
Appreciation, NATL, 0%, 2016	1,200,000	639,984
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	340,000	347,912
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	140,000	149,363
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	35,000	29,189
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	170,000	176,800
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	150,000	152,159
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	75,000	79,358
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	65,000	65,515
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	215,000	219,627
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	95,000	97,282

		$1,962,556

Single Family Housing - State – 0.7%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$105,000	$111,104
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	100,000	108,788
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	40,000	41,454
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	195,000	206,963
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	145,000	146,282
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	80,000	82,598
Nebraska Investment Finance Authority Single Family Mortgage Rev., Capital Appreciation, 0%, 2015	900,000	582,993
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	25,000	25,346
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	710,000	726,145

		$2,031,673

Solid Waste Revenue – 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$360,000	$364,219
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,710,635
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	145,000	155,427

		$3,230,281

State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$197,396
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	845,523

		$1,042,919

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Appropriation – 0.1%
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	$260,000	$276,224

Student Loan Revenue – 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$646,711
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,000,000	1,079,520

		$1,726,231

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$395,000	$441,567

Tax Assessment – 6.1%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$265,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	600,000	354,324
Arborwood Community Development District, FL, Special Assessment (Master
Infrastructure Projects), “B”, 5.1%, 2014	210,000	149,646
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	799,833
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	415,330
Baltimore, MD, Special Obligation, “A”, 7%, 2038	715,000	730,387
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	460,000	449,917
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	175,000	147,177
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011 (d)	475,000	213,750
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	240,904
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	190,000	176,474
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	215,000	128,284
Fishhawk Community Development District, FL, 7.04%, 2014	170,000	167,302
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	170,000	76,507
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	995,000	448,874
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	466,032
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	660,000	404,910
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	310,000	189,488
Katy, TX, Development Authority Rev., “B”, 6%, 2018	420,000	387,832
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	170,000	85,000
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	81,744
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	303,164
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	250,250
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%,
2039	1,140,000	772,954
Main Street Community Development District, FL, “A”, 6.8%, 2038	550,000	468,738
Main Street Community Development District, FL, “B”, 6.9%, 2017	420,000	397,652
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	401,843
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	440,000	140,800
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	400,000	369,372
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	105,000	96,960
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	226,505

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	$230,000	$173,121
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	235,000	216,851
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	970,000	737,714
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	157,303
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	470,889
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	305,000	251,317
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	190,000	186,495
Parker Road Community Development District, FL, “A”, 5.6%, 2038	330,000	174,900
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	930,000	693,185
Paseo Community Development District, FL, “B”, 4.875%, 2010 (d)	390,000	78,000
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	222,575
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	870,000	174,000
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	175,000	160,305
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	800,000	669,408
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	1,070,000	898,415
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	528,855
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	210,000	105,561
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	225,527
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	715,000	610,210
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	340,000	115,600

		$16,657,184

Tobacco – 6.8%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027 (c)(f)	$2,080,000	$2,243,675
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	4,570,000	3,604,268
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	220,000	165,130
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,905,000	1,354,969
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	1,420,000	1,110,227
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A.
County, Capital Appreciation, “A”, 0% to 2010, 5.65% to 2041	485,000	359,763
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,485,000	1,430,768
District of Columbia, Tobacco Settlement, 6.25%, 2024	840,000	850,038
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,197,000
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	3,270,000	167,261
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,379,597
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,305,000	1,315,440
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	680,000	498,977
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	615,000	664,280
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	17,690
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	880,000	577,174
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev., Capital Appreciation, (Santa Clara), “A”, 0%, 2041	1,560,000	94,661
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev., Capital Appreciation, (Santa Clara), “A”, 0%, 2036	2,115,000	207,249
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,075,000	1,132,298

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	$130,000	$133,585

		$18,504,050

Toll Roads – 1.7%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,470,084
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	2,780,000	2,173,599
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	1,030,000	1,070,242

		$4,713,925

Transportation - Special Tax – 1.2%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$2,900,000	$3,298,576

Universities - Colleges – 13.8%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$1,055,000	$1,098,983
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	324,679
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	339,793
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	483,021
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	2,500,000	2,838,900
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	408,000
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	717,170
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,200,352
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	951,246
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	311,706
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5.75%, 2030	155,000	155,580
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 6%, 2039	175,000	177,233
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,535,550
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	107,542
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	21,295,400
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	610,521
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,475,490
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	677,969
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,235,677
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	1,260,000	1,291,626
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	106,953
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	570,278

		$38,913,669

Universities - Dormitories – 0.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$380,000	$315,214
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	156,818

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	$215,000	$218,354

		$690,386

Universities - Secondary Schools – 2.5%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$495,000	$525,804
California Statewide Communities Development Authority Rev. (Escondido Charter
High School), 7.5%, 2011 (c)	1,000,000	1,091,390
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	578,436
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	355,282
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	285,000	205,001
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	382,155
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	376,590
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	772,774
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	140,000	61,499
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	144,561
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	1,003,180
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	409,395
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	242,318
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	795,000	660,096

		$6,808,481

Utilities - Cogeneration – 0.4%
Alaska Industrial Development & Export Authority, Power Rev., Upper Lynn Canal
Regional Power, 5.8%, 2018	$830,000	$830,008
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	300,000	300,600

		$1,130,608

Utilities - Investor Owned – 7.0%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$503,795
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	1,075,000	1,025,292
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	85,000	57,123
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	366,765
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	527,523
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,293,540
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	1,840,000	1,847,986
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	177,657
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,550,565
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, FRN, 1%, 2026	390,000	388,062
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	579,117
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,635,901
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	812,560

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	$1,000,000	$1,013,030
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	434,104
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,301,095
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,338,078
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	340,000	166,916
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	610,000	581,794
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	1,020,000	1,092,094
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015	810,000	814,649
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	540,000	526,014

		$19,033,660

Utilities - Other – 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$241,053
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	502,228
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	515,090
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	292,042
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	477,770
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	55,204
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,900,000	1,676,522
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	485,904
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	518,196
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	80,979
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	564,973
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	906,421
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	443,840

		$6,760,222

Water & Sewer Utility Revenue – 0.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$824,118

Total Municipal Bonds		$385,802,297

Money Market Funds (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	8,623,051	$8,623,051

Total Investments		$394,425,348

Other Assets, Less Liabilities – (2.7)%		(7,423,439)

Preferred shares (issued by the fund) – (41.6)%		(113,750,000)

Net assets applicable to common shares – 100.0%		$273,251,909

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,438,224, representing 2.4% of net assets applicable to common shares.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$679,290
% of Net Assets Applicable to Common Shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$385,802,297	$—	$385,802,297
Mutual Funds	8,623,051	—		8,623,051

Total Investments	$8,623,051	$385,802,297	$—	$394,425,348

Other Financial Instruments
Futures	$(1,181,915)	$—	$—	$(1,181,915)

For further information regarding security characteristics, see the Portfolio of Investments

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$390,831,806

Gross unrealized appreciation	$18,924,566
Gross unrealized depreciation	(25,354,224)

Net unrealized appreciation (depreciation)	$(6,429,658)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Derivative Contracts at 7/31/10

Futures Contracts Outstanding at 7/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	66	$8,171,625	September-2010	$(232,778)
U.S. Treasury Bond 30 yr (Short)	USD	200	25,743,750	September-2010	(949,137)

					$(1,181,915)

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,120,906	63,481,960	(55,979,815)	8,623,051

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,033	$8,623,051

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.